Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A [Member]
Concentration Risk, Benchmark Description	22%	33%	12%
Charterer B [Member]
Concentration Risk, Benchmark Description	Less than 10%	Less than 10%	14%
Charterer C [Member]
Concentration Risk, Benchmark Description	Less than 10%	Less than 10%	16%